Document and Entity Information	0 Months Ended
Jan. 09, 2015
Risk/Return:
Document Type	485BPOS
Document Period End Date	Jan. 09, 2015
Registrant Name	ALTMFX Trust
Central Index Key	0001602738
Amendment Flag	false
Document Creation Date	Jan. 09, 2015
Document Effective Date	Jan. 09, 2015
Prospectus Date	Jan. 09, 2015